Fair value measurement (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets at beginning of year	$ 13,219	$ 49,990	$ 50,491
Acquisitions	148,092
Total gains or losses	(208)	(36,771)	(501)
In profit or loss	5,644	(36,771)	(501)
In OCI	(5,852)
Transfer out of Level 3 (i)	(86,028)
Effect of changes in exchange rates (OCI)	(11,510)
Financial assets at end of year	63,565	13,219	49,990
Equity Instrument [Member]
IfrsStatementLineItems [Line Items]
Financial assets at beginning of year	13,199	22,082	30,735
Acquisitions
Total gains or losses	(299)	(8,883)	(8,653)
In profit or loss	(299)	(8,883)	(8,653)
In OCI
Transfer out of Level 3 (i)
Effect of changes in exchange rates (OCI)
Financial assets at end of year	12,900	13,199	22,082
Derivative Financialinstruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets at beginning of year	20	27,908	19,756
Acquisitions	50,635
Total gains or losses	10	(27,888)	8,152
In profit or loss	10	(27,888)	8,152
In OCI
Transfer out of Level 3 (i)
Effect of changes in exchange rates (OCI)
Financial assets at end of year	50,665	20	$ 27,908
Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at beginning of year
Acquisitions	97,457
Total gains or losses	81
In profit or loss	5,933
In OCI	(5,852)
Transfer out of Level 3 (i)	(86,028)
Effect of changes in exchange rates (OCI)	(11,510)
Financial assets at end of year